Investment Objectives and Goals - SonicShares Global Shipping ETF	Jul. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SonicSharesTM Global Shipping ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SonicSharesTM Global Shipping ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Global Shipping Index (the “Index”).